Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of accrued expenses and other current liabilities
Compensation and benefits	$ 176,410	$ 360,515
Deferred rent		10,877
Professional fees	$ 102,200	254,807
Repayment of advertising agreement advance		329,165
Other accrued expenses	$ 88,408	107,472
Total accrued expenses and other current liabilities	$ 367,018	$ 1,062,836